UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2000

Check here if Amendment [ ]; Amendment Number:
The Amendment (check only one): [ ] is a restatement.
                                [ ] adds new holdings entries.

Institutional Investment manager Filing this Report:

Name:      Gabriel Capital Corp.

Address:   450 Park Avenue
           New York, NY  10022

13F File Number:   28-4341

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person signing this report on behalf of Reporting Manager:


Name:     J. Ezra Merkin
Title:    President
Phone:    212-838-7200

Signature, place and date of signing:



   /s/ J. Ezra Merkin        New York, New York        August 10, 2000

Report Type (check only one):

[X]    13F HOLDINGS REPORT
[ ]    13F NOTICE
[ ]    13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Gabriel Capital Corp.
28-4341

Report Summary:

   Number of Other Included managers:                 1
   Form 13F Information Table Entry Total:           53
   Form 13F Information Table Value Total:     $279,277  (thousands)

List of Other Included Managers:

   No.  13F File No.   Name

   01   28-6882        STEPHEN FEINBERG

                          FORM 13F INFORMATION TABLE

Gabriel Capital Corp.
28-4341

           COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COL 6    COLUMN 7            COLUMN 8
------------------------------ ---------------- --------- -------- ----------------- ------- ------------ --------------------------
                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFM INC                        COM              001693100    21944   318500 SH       SOLE                   318500
ANACOMP INC                    COM              032371106      244    88600 SH       DEFINED 01                       88600
BNC MORTGAGE                   COM              05561Y105     1950   201300 SH       SOLE                   201300
BANK OF SANTA CLARA            COM              064781107     6394   165000 SH       SOLE                   165000
CALIFORNIA COASTAL             COM              129915203      603   100571 SH       DEFINED 01                      100571
CATSKILL FINANCIAL CORP        COM              149348104     3859   176400 SH       SOLE                   176400
COAST FEDERAL LITIGATION TR    RT               19034Q110     1628  1001800 SH       SOLE                  1001800
COHOES BANCORP                 COM              192513109     1650   120000 SH       SOLE                   120000
COLUMBIA ENERGY GROUP          COM              197648108    11603   176700 SH       SOLE                   176700
FIRST SECURITY CORP            COM              336294103     8879   654700 SH       SOLE                   654700
FIRST UNION CORP               COM              337358105      620    25000 SH       SOLE                    25000
FIRST UNITED BANCSHARES        COM              33741E104      301    19800 SH       SOLE                    19800
FRIENDLY'S ICE CREAM           COM              358497105      109    21827 SH       DEFINED 01                       21827
GOLDEN ST BANCORP INC          WT EXP 000000    381197136     5398  4798000 SH       SOLE                  4798000
GRAND UNION                    COM              386532402       20    40000 SH       DEFINED 01                       40000
HARBOR FEDERAL BANCORP         COM              41151A108      191    11600 SH       SOLE                    11600
HARCOURT GENERAL INC           COM              41163G101     3809    70000 SH       SOLE                    70000
HAVEN BANCORP                  COM              419352109      371    20000 SH       SOLE                    20000
HERITAGE BANCORP               COM              426926101     2101   123600 SH       SOLE                   123600
HIGHLAND BANCORP               COM              429879109     5901   242100 SH       SOLE                   242100
IMPERIAL PARKING CORP          COM              453077109      241    18485 SH       DEFINED 01                       18485
INDEPENDENT BANKSHARES         COM              453841207     2074   109500 SH       SOLE                   109500
INTELLICORP INC                COM              458153103       51    26500 SH       SOLE                    26500
IROQUOIS BANCORP               COM              463347104     3272   100100 SH       SOLE                   100100
JOHNS MANVILLE CORP            COM              478129109     3857   287000 SH       SOLE                   287000
KEYSTONE FINANCIAL             COM              493482103     4052   190700 SH       SOLE                   190700
LYCOS INC                      COM              550818108     8100   150000 SH       SOLE                   150000
MALLINCKRODT INC               COM              561232109     6077   140000 SH       SOLE                   140000
MOLEX INC                      CL A             608554200     5616   160449 SH       SOLE                   160449
NATL BANCORP OF ALASKA         COM              632587101     4477   124800 SH       SOLE                   124800
NUTMEG FEDERAL SAVINGS & LOAN  COM              670608108       86    10900 SH       SOLE                    10900
ONE VALLEY BANCORP             COM              682419106      281     9000 SH       SOLE                     9000
PEEKSKILL FINANCIAL CORP       COM              705385102     1475    67800 SH       SOLE                    67800
PENN TRAFFIC COMPANY           COM              707832200      253    46000 SH       DEFINED 01                       46000
PERMANENT BANCORP              COM              714197100     4184   209200 SH       SOLE                   209200
SFX ENTERTAINMENT              COM              784178105    14781   326200 SH       SOLE                   326200
SGV BANCORP                    COM              78422T102     3025   121900 SH       SOLE                   121900
SCRIPPS FINL CORP              COM              811040104     1913    93900 SH       SOLE                    93900
SEAGATE TECHNOLOGY             COM              811804103    12995   236100 SH       SOLE                   236100
SEAGRAM CO LTD                 COM              811850106     2030    35000 SH       SOLE                    35000
SECURITY OF PENN FINL CORP     COM              814847109     1080    64500 SH       SOLE                    64500
SHARED MEDICAL SYSTEMS CORP    COM              819486101    22518   309000 SH       SOLE                   309000
SKYLANDS FINL CORP             COM              83081H100      885    61000 SH       SOLE                    61000
SNYDER COMMUNICATIONS          COM              832914105      950    40000 SH       SOLE                    40000
SOUTH JERSEY FINL CORP         COM              838493104     2960   151090 SH       SOLE                   151090
TELE SUDESTE CELULAR PART S A  SPON ADR PFD     879252104    29512   633400 SH       SOLE                   633400
TELECOMUNICACOES DE SAO PAOLO  SPON ADR PFD     87929A102    18936   683600 SH       SOLE                   683600
TELEFONICA DE ARGENTINA S A    SPON ADR CL B    879378206    14440   405700 SH       SOLE                   405700
TEXARKANA FIRST FINL CORP      COM              881801104     2511   111900 SH       SOLE                   111900
VASTAR RESOURCES               COM              922380100    17238   209900 SH       SOLE                   209900
VERIO INC                      COM              923433106     8323   150000 SH       SOLE                   150000
YPF S.A. ADR                   COM              984245100     3004    77400 SH       SOLE                    77400
CRONOS GROUP N V               ORD              L20708100      505    80000 SH       DEFINED 01                       80000